Contingencies And Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
[CommitmentsAndContingenciesDisclosureAbstract]
Schedule Of Original Purchase And Ending Balance Amount Of Investments Subject To Litigation
	Alt-A		Jumbo
(Dollars in thousands)	Senior	Junior	Senior	Junior
Vintage
Original Purchase Price:
2005	$200,117	$-	$30,000	$-
2006	77,906	-	-	-
2007	199,012	-	50,000	-
Total	$477,035	$-	$80,000	$-
Ending Balance per the December 25, 2014, trust statements:
2005	$51,564	$-	$10,342	$-
2006	33,066	-	-	-
2007	86,038	-	14,711	-
Total	$170,668	$-	$25,053	$-